UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York           August 10, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $133,567
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name

NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000) PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE

AXSYS TECHNOLOGIES INC         COM             054615109  11,307      210,800 SH          SOLE       NONE       210,800
CENTENNIAL COMMUNCTNS CORP N   CL A NEW        15133V208     350       41,800 SH          SOLE       NONE        41,800
EMBARQ CORP                    COM             29078E105  78,145    1,857,983 SH          SOLE       NONE     1,857,983
NOVA CHEMICALS CORP            COM             66977W109   1,055      177,900 SH          SOLE       NONE       177,900
SCHERING PLOUGH CORP           COM             806605101     779       31,000 SH          SOLE       NONE        31,000
SUN MICROSYSTEMS INC           COM NEW         866810203      92       10,000 SH          SOLE       NONE        10,000
WIND RIVER SYSTEMS INC         COM             973149107     287       25,000 SH          SOLE       NONE        25,000
WYETH                          COM             983024100  40,039      882,100 SH          SOLE       NONE       882,100
IPC HLDGS LTD                  ORD             G4933P101   1,514       55,361 SH          SOLE       NONE        55,361



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